DISCONTINUED OPERATIONS - Schedule of Assets and Liabilities of Discontinued Operation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Total current assets	$ 47,320	$ 63,632
CURRENT LIABILITIES
Total current liabilities	47,335	26,723
Discontinued Operations, Disposed of by Sale | New Zealand Joint Venture
CURRENT ASSETS
Cash and cash equivalents	20,093	28,012
Trade receivables, less allowance for doubtful accounts of $0 and $0	18,935	15,549
Allowance for doubtful accounts	0	0
Inventory	1,462	1,826
Prepaid logging roads	5,731	6,481
Prepaid expenses	475	794
Assets held for sale	0	8,911
Other current assets	624	2,059
Total current assets	47,320	63,632
TIMBER AND TIMBERLANDS, NET OF DEPLETION AND AMORTIZATION	339,724	385,120
Total property, plant and equipment, gross	1,878	2,063
Less — accumulated depreciation	(935)	(893)
Total property, plant and equipment, net	943	1,170
RIGHT-OF-USE ASSETS	64,082	73,428
OTHER ASSETS	23,850	25,680
TOTAL ASSETS	475,919	549,030
CURRENT LIABILITIES
Accounts payable	9,145	11,203
Current maturities of long-term debt, net	19,442	0
Accrued taxes	2,399	1,348
Accrued payroll and benefits	793	1,253
Other current liabilities	15,556	12,919
Total current liabilities	47,335	26,723
LONG-TERM DEBT, NET	45,360	72,710
LONG-TERM LEASE LIABILITY	60,038	68,085
OTHER NON-CURRENT LIABILITIES	65,443	71,054
TOTAL LIABILITIES	218,176	238,572
Buildings | Discontinued Operations, Disposed of by Sale | New Zealand Joint Venture
CURRENT ASSETS
Total property, plant and equipment, gross	1,707	1,872
Machinery and Equipment | Discontinued Operations, Disposed of by Sale | New Zealand Joint Venture
CURRENT ASSETS
Total property, plant and equipment, gross	$ 171	$ 191